Taxes on Income (Details 5) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of income		$ (1,631)	$ 1,476	$ 5,434
Theoretical tax expense (benefit) at the Israeli statutory tax rate		(392)	369	1,440
Tax adjustment in respect of different tax rate of foreign subsidiaries		111	114	101
Non-deductible expenses and other permanent differences		143	140	184
Deferred taxes on losses and other temporary differences for which valuation allowance was provided, net		1,899	318	546
Stock based compensation		996	716	606
Change in tax rate		(27)	240
Beneficiary enterprise benefits	[1]	(1,760)	(1,190)	(1,685)
Foreign exchange differences	[2]			(375)
Decrease in other uncertain tax positions		(594)	(70)	(113)
Other		8	11	5
Actual tax expense		$ 384	$ 648	$ 709
Basic earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status		$ (0.05)	$ 0.04	$ 0.19
Diluted earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status		$ (0.05)	$ 0.04	$ 0.17

[1]	Basic earnings per share amounts of the benefit resulting from the "Beneficiary Enterprise" status
[2]	Until 2016 results for tax purposes were measured under, Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985, in terms of earnings in NIS. As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual changes in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3(F), the Company has not provided deferred income taxes in respect of the difference between the functional currency and the tax bases of assets and liabilities. Starting 2016 the results of the Israeli companies for tax purposes are measured in U.S dollars.